CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 836,975	¥ 5,461,264	¥ 1,154,653
Restricted cash	9,163	59,791	1,480
Short-term investments	118,008	770,000	957,370
Accounts receivable, net of allowance for doubtful accounts of nil and nil as of December 31,2019 and 2020, respectively	61,852	403,584	38,234
Inventories, net	829	5,410	3,886
Amount due from related parties	99,056	646,341	308,682
Prepayments and other current assets	26,911	175,592	100,354
Total current assets	1,152,794	7,521,982	2,564,659
Property and equipment, net	6,075	39,640	42,044
Goodwill	146,759	957,605	957,605
Intangible assets, net	77,849	507,964	715,877
Operating lease right-of-use assets	16,417	107,120
Long-term time deposits	61,303	400,000
Other non-current assets	1,949	12,715	5,930
Total non-current assets	310,352	2,025,044	1,721,456
TOTAL ASSETS	1,463,146	9,547,026	4,286,115
Current liabilities (including amounts of the consolidated VIE without recourse to the Company. See Note 2.2):
Short-term loan	91,954	600,000
Accounts payable	2,122	13,846	9,924
Notes payable	26,054	170,000
Payable to riders and drivers	109,961	717,496	381,341
Amount due to related parties	8,110	52,918	82,800
Accrued expenses and other current liabilities	124,903	814,991	366,285
Operating lease liabilities	6,396	41,737
Total current liabilities	369,500	2,410,988	840,350
Deferred tax liabilities	5,909	38,558	43,701
Non-current operating lease liabilities	10,655	69,525
Total non-current liabilities	16,564	108,083	43,701
TOTAL LIABILITIES	386,064	2,519,071	884,051
Contingencies
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			10,593,026
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares (US$0.0001 par value, 1,499,945,349 and 2,000,000,000 shares authorized,369,290,629 and 941,450,185 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	98	639	237
Additional paid-in capital	2,519,958	16,442,721	309,102
Subscription receivable			(35)
Accumulated deficit	(1,432,200)	(9,345,102)	(7,639,926)
Accumulated other comprehensive income(loss)	(10,774)	(70,303)	139,660
TOTAL SHAREHOLDERS' (DEFICIT) EQUITY	1,077,082	7,027,955	(7,190,962)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT) EQUITY	$ 1,463,146	¥ 9,547,026	¥ 4,286,115